Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS

2023 Share Incentive Plan

On January 3, 2024 (the “Grant Date”), the Company granted Hui Yuan, its CEO, the right and option to purchase 1,446,936 American Depository Shares of the Company, at an Exercise Price of US$2.07 per share. The options will vest in one-third increments annually over three years starting from the first anniversary of the Grant Date under the Company’s 2023 Share Incentive Plan. In addition, the CEO and the Chief financial Officer (“CFO”), Wei Weng, were each awarded 50,000 and 30,000 Restricted Share Units (the “RSUs”), respectively (the “Award”). Each RSU represents the right to receive one American Depository Share of the Company and fully vested upon grant. The Award payout shall be made to both executives in a lump sum as soon as practicable but no later than two and a half months following each vesting date which coincides with the Grant Date.

Proceeds of bank borrowings

From January to April, 2024, the Group obtained short-term borrowings from banks of aggregating $10,984,662, including $7,464,894 of bank borrowings that were pledged with patents.

The Group has evaluated subsequent events through April 30, 2024, the date of issuance of the revised consolidated financial statements, and noted that there are no other subsequent events.